Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of Detailed Information about Unrecognized Tax Losses Explanatory

The major deferred tax assets (liabilities) recognized and movements thereon during the years ended December 31, 2022, 2023 and 2024 are as follows:

	Accelerated tax depreciation	Accrual	Total
As of January 1, 2022	(32)	32	$—
Credit (charge) to profit or loss (Note 11)	(19)	19	—
As of December 31, 2022	(51)	51	—
Credit (charge) to profit or loss (Note 11)	40	(40)	—
As of December 31, 2023	(11)	11	—
Credit (charge) to profit or loss (Note 11)	6	(6)	—
As of December 31, 2024	$(5)	$5	$—

Summary of Unrecognized Tax Losses Temporary Differences and Unused Credits will be Carried Forward and Expire in Years	As of December 31, 2023 and 2024, the unrecognized tax losses and temporary differences will be carried forward and expire in years as follows:

	As of December 31,
	2023	2024
Unused tax losses
2024	$2,319	$—
2025	4,973	4,936
2026	10,144	9,039
2027	9,176	9,449
2028	9,571	10,159
2029	—	8,383
Indefinite	61,424	85,181
Total unused tax losses	$97,607	$127,147
Tax effected deductible temporary differences
Indefinite	17,221	16,128
	$17,221	$16,128

As of December 31, 2024 the unused credits will be carried forward and expire in years as follows:

Unused tax credits
2038	$62
2039	229
2040	1,320
2041	1,800
2042	2,589
2043	—
Total unused tax credits	$6,000